Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000266022
Shareholder Report [Line Items]
Fund Name	Beacon Dynamic Allocation Fund
Class Name	Class A
Trading Symbol	BCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Beacon Dynamic Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://beaconinvestingfunds.com/funds/dynamic-allocation. You can also request this information by contacting us at (866) 439-9093.
Additional Information Phone Number	(866) 439-9093
Additional Information Website	https://beaconinvestingfunds.com/funds/dynamic-allocation
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.40%	[1]
AssetsNet	$ 65,518,054
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 186,726
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,518,054 Number of Portfolio Holdings14 Advisory Fee (net of waivers)$186,726 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.0%
Alternative	6.2%
Fixed Income	17.1%
Equity	75.9%

May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
VictoryShares Free Cash Flow ETF	13.8%
State Street SPDR Portfolio S&P 500 ETF	13.5%
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.5%
PIMCO Multisector Bond Active ETF	9.7%
T Rowe Price Small-Mid Cap ETF	9.7%
Invesco S&P 500 Equal Weight ETF, N	9.0%
Astoria US Equal Weight Quality Kings ETF	7.1%
VictoryShares Free Cash Flow Growth ETF, USD Class	4.7%
State Street SPDR Portfolio Nasdaq 100 ETF, USD Class	4.6%
Angel Oak Income ETF	4.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.
C000274166
Shareholder Report [Line Items]
Fund Name	Beacon Dynamic Allocation Fund
Class Name	Class C
Trading Symbol	BCMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Beacon Dynamic Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://beaconinvestingfunds.com/funds/dynamic-allocation. You can also request this information by contacting us at (866) 439-9093.
Additional Information Phone Number	(866) 439-9093
Additional Information Website	https://beaconinvestingfunds.com/funds/dynamic-allocation
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.15%	[2]
AssetsNet	$ 65,518,054
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 186,726
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,518,054 Number of Portfolio Holdings14 Advisory Fee (net of waivers)$186,726 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.0%
Alternative	6.2%
Fixed Income	17.1%
Equity	75.9%

May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
VictoryShares Free Cash Flow ETF	13.8%
State Street SPDR Portfolio S&P 500 ETF	13.5%
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.5%
PIMCO Multisector Bond Active ETF	9.7%
T Rowe Price Small-Mid Cap ETF	9.7%
Invesco S&P 500 Equal Weight ETF, N	9.0%
Astoria US Equal Weight Quality Kings ETF	7.1%
VictoryShares Free Cash Flow Growth ETF, USD Class	4.7%
State Street SPDR Portfolio Nasdaq 100 ETF, USD Class	4.6%
Angel Oak Income ETF	4.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.
C000274167
Shareholder Report [Line Items]
Fund Name	Beacon Dynamic Allocation Fund
Class Name	Class I
Trading Symbol	BCMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Beacon Dynamic Allocation Fund for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://beaconinvestingfunds.com/funds/dynamic-allocation. You can also request this information by contacting us at (866) 439-9093.
Additional Information Phone Number	(866) 439-9093
Additional Information Website	https://beaconinvestingfunds.com/funds/dynamic-allocation
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%	[3]
AssetsNet	$ 65,518,054
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 186,726
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,518,054 Number of Portfolio Holdings14 Advisory Fee (net of waivers)$186,726 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.0%
Alternative	6.2%
Fixed Income	17.1%
Equity	75.9%

May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
VictoryShares Free Cash Flow ETF	13.8%
State Street SPDR Portfolio S&P 500 ETF	13.5%
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.5%
PIMCO Multisector Bond Active ETF	9.7%
T Rowe Price Small-Mid Cap ETF	9.7%
Invesco S&P 500 Equal Weight ETF, N	9.0%
Astoria US Equal Weight Quality Kings ETF	7.1%
VictoryShares Free Cash Flow Growth ETF, USD Class	4.7%
State Street SPDR Portfolio Nasdaq 100 ETF, USD Class	4.6%
Angel Oak Income ETF	4.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

[1]	Annualized
[2]	Annualized
[3]	Annualized